BUSINESS ACQUISITIONS AND GOODWILL	12 Months Ended
Mar. 31, 2023
Business Combination and Asset Acquisition [Abstract]
BUSINESS ACQUISITIONS AND GOODWILL

NOTE 8 – BUSINESS ACQUISITIONS AND GOODWILL

	March 31,	March 31,
	2023	2022
Goodwill at Lowell Academy (a)	$–	$75,103
Impairment on goodwill at Lowell Academy (a)	–	(75,103)
Goodwill at Conbridge College (b)	–	24,250
Impairment on goodwill at Conbridge College (b)	–	(24,250)
Goodwill at MTM Animation	951,346	1,030,399
Total	$951,346	$1,030,399

(a)	Lowell Academy

On June 12, 2021, Farvision Education entered into an investment agreement with two individuals who were the original shareholders of Lowell Academy, a private high school offering classes for Grades 9-12 students and registered with Ontario Ministry of Education. Pursuant to the agreement, Farvision Education subscribed 70% of the shares of Lowell Academy for a consideration of $168,063 (C$210,000). The Transaction was completed on June 12, 2021.

The transaction was accounted for a business combination using the acquisition method of accounting. The purchase price allocation of the transaction was determined by the Company with the assistance of an independent appraisal firm based on the estimated fair value of the assets acquired and liabilities assumed as of the acquisition date. The original shareholders agreed to be responsible for all liabilities occurred before and on the acquisition date. The purchase price allocation to assets acquired as of the date of acquisition was as follows:

Amounts

Intangible assets	$98,437
Working capital acquired	37,254
Noncontrolling interest	(42,731)
Goodwill	75,103

Total consideration	$168,063

The Company recognized private high school license as an intangible asset of $88,033 (C$110,000) with an indefinite life and student list as an intangible asset of $10,404 (C$13,000) with a definite life term of 1-4 years based on the assessment of fair value at the purchase date. The goodwill of $75,103 (C$93,844) is mainly attributable to the excess of the consideration paid over the fair value of the net assets acquired that cannot be recognized separately as identifiable assets under U.S. GAAP. During the year ended March 31, 2022, due to the Company is in the process of streamlining the business lines to focus on its core education sector, and as a result of the deterioration in economic conditions caused by the global COVID-19 pandemic and its negative impact on Lowell Academy as a high school for international students, the management determined that it was more likely than not that the fair value of Lowell Academy was lower than its carrying value after including goodwill. As at March 31, 2022, the management determined that the carrying amount of the goodwill in Lowell Academy has exceeds its fair value, therefore, the impairment loss of $75,103 was recorded.

(b)	Conbridge College

On March 1, 2021, Farvision Education entered into an investment agreement with two individuals who were the original shareholders of Conbridge College, a private vocational college registered with Ontario Ministry of Colleges and Universities. Pursuant to the agreement, Farvision Education acquired 80% of the equity interest of Conbridge College for a total consideration of $73,628 (C$92,000) including the original purchase price of C$80,000 and additional consideration on the restricted cash of C$12,000 required by Ministry of College and Universities on August 1, 2021.

The transaction was accounted for a business combination using the purchase method of accounting. The purchase price allocation of the transaction was determined by the Company with the assistance of an independent appraisal firm based on the estimated fair value of the assets acquired and liabilities assumed as of the acquisition date. The seller agreed to be responsible for all liabilities occurred before and on the acquisition date. The purchase price allocation to assets acquired as of the date of acquisition was as follows:

Amounts

Working capital acquired	$11,947
Furniture and equipment	2,198
Intangible assets	41,578
Noncontrolling interest	(6,345)
Goodwill	24,250

Total consideration	$73,628

The Company recognized private vocational college license and brand name as an intangible asset of $41,578 (C$51,953) with an indefinite life based on the assessment of fair value at the purchase date. The goodwill of $24,250 (C$30,301) is mainly attributable to the excess of the consideration paid over the fair value of the net assets acquired that cannot be recognized separately as identifiable assets under U.S. GAAP.

During the year ended March 31, 2022, due to the Company is in the process of streamlining the business lines to focus on its core education sector, and as a result of the deterioration in economic conditions caused by the global COVID-19 pandemic and its negative impact on Conbridge College as a private vocational college for international students, the management determined that it was more likely than not that the fair value of Conbridge College was lower than its carrying value after including goodwill. As a result, the Company completed an analysis of the fair value of Conbridge College to compare against its carrying value on the acquisition date as at August 1, 2021. As at March 31, 2022, the management determined that the carrying amount of the goodwill in Conbridge College has exceeds its fair value, therefore, the impairment loss of $24,250 was recorded.

(c)	MTM Animation

On December 19, 2020, Farvision Education entered into a purchase agreement with the original shareholders of MTM Animation, a private vocational college registered with Ontario Ministry of Colleges and Universities. Pursuant to the agreement, Farvision Education has acquired 70% of the equity interest of MTM Animation for a total consideration of $1,456,546 (C$1,820,000) on February 28, 2022. As at March 31, 2023, Farvision Education purchased an additional 10% of the equity interest of MTM Animation and owns 80% of MTM Animation’s total equity interest.

The transaction was accounted for a business combination using the acquisition method of accounting. The purchase price allocation of the transaction was determined by the Company with the assistance of an independent appraisal firm based on the estimated fair value of the assets acquired and liabilities assumed as of the acquisition date. The purchase price allocation to assets acquired as of the date of acquisition was as follows:

Amounts
Working capital acquired	$896,848
Short-term investment	55,816
Furniture and equipment	74,184
Intangible assets	792,146
ROU assets	954,475
Lease liability	(954,475)
Deferred revenue	(290,973)
Deferred tax liabilities	(209,919)
Payable to minority interest holders	(467,638)
Noncontrolling interest	(424,316)
Goodwill	1,030,399

Total consideration	$1,456,546

The Company recognized private vocational college license, brand name as intangible assets with an indefinite life and student list as intangible asset with definite life term of 1-4 years, totaling of $792,145 (C$989,811) based on the assessment of fair value at the purchase date. The goodwill of $1,030,399 (C$1,287,516) is mainly attributable to the excess of the consideration paid over the fair value of the net assets acquired that cannot be recognized separately as identifiable assets under U.S. GAAP.

During the period from the acquisition date February 28, 2022 to March 31, 2023, there was no event occurred or circumstances change that indicate the fair value of goodwill could be below its carrying amount. As at March 31, 2023 and 2022, no impairment loss was recognized due to management’s impairment assessment.